Debt (Narratives 2) (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility
Line of credit			$ 143,000,000	$ 227,000,000
Line of credit facility, current borrowing capacity		320,000,000	225,000,000
Line of credit facility, expiration date			Aug. 01, 2015
Line of credit facility, extension duration option			12 months
Line of credit facility, available to draw			210,300,000
Line of credit facility, interest rate during period	2.50%	3.25%
Amendment fees			$ 1,100,000